Wedbush ETFMG Global Cloud Technology ETF
Schedule of Investments
June 30, 2021 (Unaudited)
		Shares	Value
COMMON STOCKS - 99.6%
Australia - 2.9%
IT Services - 2.9% (d)
Data#3, Ltd.		37,723	$158,709
Megaport, Ltd. (a)		38,363	530,238
NEXTDC, Ltd. (a)		111,669	993,231
Total IT Services			1,682,178

Canada - 4.4%
Software - 4.4% (d)
Open Text Corp.		49,200	2,498,500

Germany - 1.4%
Software - 1.4% (d)
Software AG		18,047	811,885

Israel - 5.4%
Software - 5.4% (d)
JFrog, Ltd. (a)(b)		8,989	409,179
Nice, Ltd. (a)		10,912	2,664,950
Total Software			3,074,129

Japan - 8.1%
IT Services - 7.6% (d)
Hennge KK (a)		3,952	135,356
Itochu Techno-Solutions Corp.		58,524	1,812,166
NS Solutions Corp.		22,307	718,836
SCSK Corp.		25,405	1,513,849
TechMatrix Corp.		10,855	179,883
Total IT Services			4,360,090
Software - 0.5% (d)
Cybozu, Inc.		12,865	273,176
Total Japan			4,633,266

Netherlands - 4.5%
Software - 4.5% (d)
Elastic NV (a)		18,047	2,630,531

Republic of Korea - 0.1%
Diversified Telecommunication Services - 0.1%
KINX, Inc.		1,186	71,825

Singapore - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.3%
Keppel DC REIT		397,567	736,180

Sweden - 3.7%
Software - 3.7% (d)
Sinch AB (a)(f)		126,456	2,127,769

United Kingdom - 1.8%
Software - 1.8% (d)
Bytes Technology Group PLC (a)		58,290	373,328
Micro Focus International PLC		81,298	615,153
Total Software			988,481

United States - 65.9%
Communications Equipment - 0.2%
Inseego Corp. (a)(b)		9,835	99,235
IT Services - 22.6% (d)
21Vianet Group, Inc. - ADR (a)		34,842	799,624
Chinasoft International, Ltd.		704,432	1,284,695
Chindata Group Holdings, Ltd. - ADR (a)(b)		88,543	1,336,114
DigitalOcean Holdings, Inc. (a)(b)		10,244	569,464
GDS Holdings, Ltd. - ADR (a)(b)		32,572	2,556,576
Kingsoft Cloud Holdings, Ltd. - ADR (a)		54,175	1,838,158
Fastly, Inc. - Class A (a)(b)		11,066	659,534
Grid Dynamics Holdings, Inc. (a)(b)		5,183	77,900
Limelight Networks, Inc. (a)		12,022	37,869
MongoDB, Inc. (a)(b)		5,943	2,148,513
Rackspace Technology, Inc. (a)(b)		19,867	389,592
SUNeVision Holdings, Ltd.		566,532	580,082
Switch, Inc. - Class A		23,104	487,725
Unisys Corp. (a)		6,412	162,288
Total IT Services			12,928,134
Real Estate Investment Trusts (REITs) - 3.3%
CoreSite Realty Corp.		4,111	553,341
CyrusOne, Inc. (b)		11,720	838,214
QTS Realty Trust, Inc. - Class A		6,592	509,562
Total Real Estate Investment Trusts (REITs)			1,901,117
Software - 35.5% (d)
8x8, Inc. (a)		10,512	291,813
Alteryx, Inc. - Class A (a)		6,420	552,248
Anaplan, Inc. (a)		13,829	737,086
Appfolio, Inc. - Class A (a)		3,300	465,960
Appian Corp. (a)(b)		6,776	933,394
Blackbaud, Inc. (a)(b)		4,669	357,505
Box, Inc. - Class A (a)		15,290	390,660
Cloudera, Inc. (a)		28,020	444,397
Cloudflare, Inc. - Class A (a)(b)		20,855	2,207,293
CommVault Systems, Inc. (a)		4,401	344,026
Coupa Software, Inc. (a)(b)		6,975	1,828,217
Datadog, Inc. - Class A (a)		19,280	2,006,662
Datto Holding Corp. (a)(b)		15,425	429,432
Domo, Inc. - Class B (a)		3,030	244,915
Dropbox, Inc. - Class A (a)(b)		38,366	1,162,873
Everbridge, Inc. (a)		3,603	490,296
Jamf Holding Corp. (a)		11,260	377,998
Medallia, Inc. (a)		15,102	509,693
MicroStrategy, Inc. - Class A (a)(b)		932	619,314
nCino, Inc. (a)		9,129	547,010
New Relic, Inc. (a)(b)		6,102	408,651
Nutanix, Inc. - Class A (a)		19,539	746,781
PagerDuty, Inc. (a)(b)		7,993	340,342
Smartsheet, Inc. - Class A (a)		11,913	861,548
SolarWinds Corp. (a)		30,197	510,027
Sumo Logic, Inc. (a)(b)		10,160	209,804
Teradata Corp. (a)(b)		10,483	523,836
Xunlei, Ltd. - ADR (a)		16,226	73,991
Zendesk, Inc. (a)(b)		11,348	1,637,970
Total Software			20,253,742
Technology Hardware, Storage & Peripherals - 4.3%
NetApp, Inc.		21,290	1,741,948
Pure Storage, Inc. - Class A (a)(b)		27,099	529,243
Super Micro Computer, Inc. (a)		4,776	168,020
Total Technology Hardware, Storage & Peripherals			2,439,211
Total United States			37,621,439
TOTAL COMMON STOCKS (Cost $37,399,973)			56,876,183

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 31.7%
ETFMG Sit Ultra Short ETF (e)		50,000	2,487,500
Mount Vernon Liquid Assets Portfolio, LLC, 0.10% (c)		15,581,890	15,581,890
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $18,069,839)			18,069,390

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
First American Government Obligations Fund - Class X, 0.03% (c)		215,610	215,610
TOTAL SHORT-TERM INVESTMENTS (Cost $215,610)			215,610

Total Investments (Cost $55,685,422) - 131.7%			75,161,183
Liabilities in Excess of Other Assets - (31.7)%			(18,072,690)
TOTAL NET ASSETS - 100.0%			$57,088,493

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan as of June 30, 2021.
(c)	The rate shown is the annualized seven-day yield at June 30, 2021.
(d)	As of June 30, 2021, the Fund had a significant portion of its assets in the Software & IT Services Industries.
(e)	Affiliated security. A schedule of the Fund's investments in securities of affiliated securities held during the nine months ended June 30, 2021 is set forth below.

Issuer Name	Value at September 30, 2020	Purchase	Sales	Net Realized (Losses)	Net Change in Unrealized appreciation (Depreciation)	Value at June 30, 2021	Dividends	Shares Held At June 30, 2021
ETFMG Sit Ultra Short ETF	$2,489,250	$-	$-	$-	$(1,750)	$2,487,500	$-	50,000

(f)
Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,127,769, which represented 3.73% of the net assets of the Fund.

ETF Managers Trust

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), ETFMG Alternative Harvest U.S. ETF (“MJUS”), ETFMG Alternative Harvest ETF (“MJ”), ETFMG Prime 2x Daily Inverse Junior Silver Miners ETF (“SINV”), ETFMG Prime 2x Daily Junior Silver Miners ETF (“SILX”), ETFMG 2x Daily Travel Tech ETF (“AWYX”), Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”) and AI Powered Equity ETF (“AIEQ”) (each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of June 30, 2021, HACK, IPAY, VALT, AWAY, GERM, MJUS, MJ, SINV, SILX, AWYX, GAMR, IVES, ITEQ, and ETHO did not hold any fair valued securities. As of June 30, 2021, AIEQ held one fair valued security and as of June 30, 2021, SILJ held three fair valued securities.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2021:

IVES
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$56,876,183	$-	$-	$56,876,183
Short-Term Investments	215,610	-	-	215,610
ETFMG Sit Ultra Short ETF**	2,487,500	-	-	2,487,500
Investments Purchased with Securities Lending Collateral*	-	-	-	15,581,890
Total Investments in Securities	$59,579,293	$-	$-	$75,161,183

(1) Includes a security valued at $0.
^ See Schedule of Investments for classifications by country and industry
* Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expediant have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.
** Investment was purchased with collateral.
*** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as swaps. Swaps are reflected as the unrealized appreciation (depreciation) on the instrument.